UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        10/13/2010
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      553760
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    18745    65603 SH       SOLE                    65603
Amazon.com                      COM             023135106    22313   141324 SH       SOLE                   141324
BOEING CO                       COM             097023105    17919   264002 SH       SOLE                   264002
BB&T Corporation                COM             054937107    15536   640478 SH       SOLE                   640478
Bemis Co                        COM             081437105    19813   604543 SH       SOLE                   604543
Berkshire Hathaway CL B         COM             084670702    17355   209115 SH       SOLE                   209115
Cardinal Health                 COM             14149Y108    16062   490887 SH       SOLE                   490887
Colgate-Palmolive Co            COM             194162103    15982   212390 SH       SOLE                   212390
Cliffs Natural Resources        COM             18683K101    23748   360730 SH       SOLE                   360730
ConocoPhillips                  COM             20825C104    20090   343777 SH       SOLE                   343777
Salesforce.com                  COM             79466L302    21030   188584 SH       SOLE                   188584
Dow Chemical Co                 COM             260543103    18342   649686 SH       SOLE                   649686
DIRECTV GROUP INC               COM             25490A101    22450   537024 SH       SOLE                   537024
EMC Corporation                 COM             268648102    18546   917957 SH       SOLE                   917957
Eaton Corp                      COM             278058102    22596   272876 SH       SOLE                   272876
Ford Motor Co                   COM             345370860    21231  1642551 SH       SOLE                  1642551
Genworth Financial Inc          COM             37247D106    14241  1157808 SH       SOLE                  1157808
Home Depot                      COM             437076102    18047   568912 SH       SOLE                   568912
HEWLETT PACKARD CO              COM             428236103    15368   377417 SH       SOLE                   377417
JDS Uniphase Corp               COM             46612J507    19577  1551950 SH       SOLE                  1551950
Marathon Oil Corp               COM             565849106    19174   561959 SH       SOLE                   561959
Micron Technology Inc           COM             595112103    12468  1785021 SH       SOLE                  1785021
ORACLE CORP                     COM             68389X105    19957   732225 SH       SOLE                   732225
Pioneer Natural Resources CompanCOM             723787107    19855   291879 SH       SOLE                   291879
Regions Financial Corp          COM             7591EP100    17446  2344409 SH       SOLE                  2344409
Sara Lee                        COM             803111103    16906  1186892 SH       SOLE                  1186892
Sysco Corp                      COM             871829107    17494   611568 SH       SOLE                   611568
Walgreen                        COM             931422109    19858   587093 SH       SOLE                   587093
Western Digital Corp            COM             958102105    14811   521800 SH       SOLE                   521800
WAL MART STORES INC             COM             931142103    16800   311625 SH       SOLE                   311625